Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,967,710,465.00
Previously Paid Amount	0.00
Total Fee Amount	409,840.82
Total Offset Amount	0.00
Net Fee	$ 409,840.82